Supplement to the
Fidelity®
U.S. Government Reserves and
Fidelity Cash Reserves
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity U.S Government Reserves and Fidelity Cash Reserves will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

CAS/FUS-04-01 April 19, 2004
1.712068.111

Supplement to the
Fidelity® U.S. Government Reserves
and Fidelity Cash Reserves
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity U.S Government Reserves and Fidelity Cash Reserves will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

CAS/FUS-04-01L April 19, 2004
1.746835.109